Pension and Other Employee Benefits - Summary of Expected Future Settlements of Defined Benefit Pension Plans (Detail) ₱ in Millions	Dec. 31, 2022 PHP (₱)
Less than 1 year [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	₱ 261
1-2 years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	317
2025 [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	433
2026 [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	826
2027 [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	1,077
More than five years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	₱ 11,904